Income Taxes (Details) - Schedule of the statutory tax rates and the effective tax rates - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes (Details) - Schedule of the statutory tax rates and the effective tax rates [Line Items]
U.S. federal statutory income tax rate (in Dollars)	$ (7,742)	$ (6,043)
U.S. federal statutory income tax rate	21.00%	21.00%
State taxes, net of federal benefit (in Dollars)	$ (2,542)	$ (2,001)
State taxes, net of federal benefit	6.90%	7.00%
Non-deductible interest expense (in Dollars)
Non-deductible interest expense	0.00%	0.00%
Other non-deductible items (in Dollars)	$ 156	$ 35
Other non-deductible items	(0.40%)	(0.10%)
Valuation allowance (in Dollars)	$ 10,128	$ 8,009
Valuation allowance	(27.50%)	(27.90%)
Income tax expense (in Dollars)
Income tax expense	0.00%	0.00%